CONVERTIBLE DEBT (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 19, 2019
Amortization of Debt Discount	$ 123,817		$ 99,954
Total short-term carrying value of Convertible Debentures	401,957		401,957		$ 600,000
Convertible Debt, Due on September 18, 2020 [Member]
Principal value			600,000
Unamortized debt discount			(302,003)
Amortization of Debt Discount			99,954
Carrying value of convertible notes			297,997
Total short-term carrying value of Convertible Debentures			$ 297,997